Financial Income (Expenses), Net (Details) - Schedule of Financial Expenses, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance expenses:
Bank fees and interest	$ (65)	$ (117)	$ (121)
Issuance expenses	(182)
Interest expenses	(429)	(212)
Changes in financial liabilities at fair value	(83)
Changes in financial assets at fair		(167)
Exchange rate differences	(27)	(35)
Total finance expenses	(786)	(531)	(121)
Financing income:
Changes in financial liabilities at fair value	81	462	960
Changes in financial assets at fair value			80
Interest income	115	15	8
Exchange differences			15
Total financing income	196	477	1,063
Financial income (expense), net	$ (590)	$ (54)	$ 942